Schedule I FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
FINANCIAL INFORMATION OF PARENT COMPANY
Cost of revenues	$ 2,760.0	$ 2,358.8	$ 1,331.3
Selling expenses	162.6	118.0	82.1
Research and development expenses	38.6	40.2	29.0
Total operating expenses	1,031.8	345.9	188.0
Loss from operations	(645.2)	197.2	174.0
Interest expense	(143.3)	(99.5)	(103.3)
Interest income	7.4	7.6	9.6
Other income (expense), net	(133.1)	(47.7)	2.6
Income (loss) before income taxes and equity in net earnings (loss) of affiliates	(952.4)	10.9	91.5
Tax (expense) benefit	47.2	(23.8)	(2.5)
Equity in earnings (loss) of affiliates, net of taxes	(98.7)	250.8	(3.3)
Net income (loss) attributable to ordinary shareholders of Suntech Power Holdings Co., Ltd.	(1,018.6)	236.9	85.6
SUNTECH POWER HOLDINGS CO., LTD.
FINANCIAL INFORMATION OF PARENT COMPANY
Cost of revenues	95.3	10.5	9.9
Selling expenses	2.1
General and administrative (income) expense, net	122.2	(0.5)	(0.5)
Research and development expenses	0.9	0.2	0.8
Total operating expenses	125.2	(0.3)	0.3
Loss from operations	(220.5)	(10.2)	(10.2)
Interest expense	(56.7)	(51.9)	(66.6)
Interest income	0.1	2.0	4.7
Other income (expense), net	(6.9)	(7.5)	11.9
Income (loss) before income taxes and equity in net earnings (loss) of affiliates	(284.0)	(67.6)	(60.2)
Equity in earnings (loss) of affiliates, net of taxes	(734.5)	304.5	145.8
Net income (loss) attributable to ordinary shareholders of Suntech Power Holdings Co., Ltd.	$ (1,018.6)	$ 236.9	$ 85.6